Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net [Abstract]
Intangible Assets, Net
NOTE 7:-        INTANGIBLE ASSETS, NET

	Weighted
	average
	amortization	December 31,
	period	2011	2012
	(years)
Cost:
Acquired technology	6	$12,625	$12,625
Customers relationships and brand name	7	9,107	9,107

		21,732	21,732

Accumulated amortization:
Acquired technology		6,945	8,814
Customers relationships and brand name		6,624	7,790

		13,569	16,604

Intangible assets, net		$8,163	$5,128

 Amortization expenses for the years ended December 31, 2010, 2011 and 2012 were $ 3,983, $ 3,848 and $ 3,035, respectively.

 Future estimated amortization expenses for the years ending:

December 31,

2013	$2,661
2014	1,237
2015	515
2016	409
2017 and thereafter	306

Total	$5,128